Average Annual Total Returns - Balanced Portfolio	Balanced Portfolio 1 Year	Balanced Portfolio 5 Years	Balanced Portfolio 10 Years	Composite Stock/Bond Index (reflects no deduction for fees or expenses) 1 Year	Composite Stock/Bond Index (reflects no deduction for fees or expenses) 5 Years	Composite Stock/Bond Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years
Total	10.68%	10.77%	9.88%	15.80%	12.03%	10.89%	20.79%	15.36%	13.74%	7.51%	4.44%	3.84%